November 9, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:        Liberty Funds Trust III
           Liberty Contrarian Small Cap Fund
           Liberty Special Fund
           Liberty Contrarian Equity Fund
           Liberty Contrarian Balanced Fund
           Liberty Contrarian Income Fund ( the "Funds")
           File Nos. 811-881 & 2-15184
           ---------------------------

Dear Sir or Madam:

Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is the form of Prospectus Supplement dated November 7, 2000, which will be used in connection with the public offering and sale of shares of the Fund. This supplement replaces supplements dated May 5, 2000, June 23,2000, August 1, 2000, and October 23, 2000. Please be advised that the Fund's Prospectus, Statement of Additional Information and Annual Report (each of which was filed via EDGAR) have not been revised since the date of the last filing.


Sincerely,

LIBERTY FUNDS TRUST III



By:/s/Tracy DiRienzo
   Tracy DiRienzo
   Assistant Secretary

Enclosures


cc        Rebecca Kelley (E&Y)
          John Crabbe
          John Johnson
          John Maack Jr.
          Robert Anton
          Garth Nisbet
          Paul Rocheleau
          Deborah Young (2)
          Blue Sky






                           CRABBE HUSON SMALL CAP FUND
                          THE CRABBE HUSON SPECIAL FUND
                            CRABBE HUSON EQUITY FUND
                    CRABBE HUSON MANAGED INCOME & EQUITY FUND
                       CRABBE HUSON CONTRARIAN INCOME FUND
                            Class A, B, and C Shares

                  Supplement to Prospectus dated March 1, 2000
            (Replacing Supplements dated May 5, 2000, June 23, 2000,
                      August 1, 2000 and October 23, 2000)

Effective July 14, 2000 Crabbe Huson Small Cap Fund changed its name to Liberty Contrarian Small Cap Fund; Crabbe Huson Special Fund changed its name to Liberty Special Fund; Crabbe Huson Equity Fund changed its name to Liberty Contrarian Equity Fund; Crabbe Huson Managed Income & Equity Fund changed its name to Liberty Contrarian Balanced Fund; and Crabbe Huson Contrarian Income Fund change its name to Liberty Contrarian Income Fund.


Performance history (CRABBE HUSON SPECIAL FUND)
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's calendar-year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. As of December 31, 1999 no Class B or Class C shares had been issued, however they would have had substantially similar returns to those of Class A. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.





For period shown in bar chart:

Best quarter:  2nd quarter 1999, +29.61%

Worst quarter:  3rd quarter 1998, -33.61%




                                    Inception
                                      Date        1 Year      5 Years     10 Years
   Class A (%)                       4/9/87        1.92        -5.32        6.37
   ------------------------------- ------------ ------------ ----------- ------------
   ------------------------------- ------------ ------------ ----------- ------------
   Russell Index (%)                   N/A         21.26       13.08        13.40
   ------------------------------- ------------ ------------ ----------- ------------
   Lipper Average (%)                  N/A         39.35       23.31        16.04


Performance history (crabbe huson equity fund)
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.





For period shown in bar chart:

Best quarter:  1st quarter 1991, +18.98%

Worst quarter:  3rd quarter 1998, -19.93%


                                  1 Year             5 Years        10 Years
   Class A (%)                      4.09              10.54          12.58
   ------------------------- ------------------ -------------------------------
   Class B (%)                      4.53(10)          11.41(10)       13.15(10)
   ------------------------- ------------------ ------------------------------
   Class C (%)                      8.53(10)          11.67(10)       13.15(10)
   ------------------------- ------------------ ------------------------------
   S&P 500 Index (%)               21.03              16.53              18.19
   ------------------------- ------------------ ------------------------------
   ------------------------- ------------------ ------------------------------
   Lipper Average (%)              29.32              25.05              16.53


Performance history (CRABBE HUSON BALANCED FUND)
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.





For period shown in bar chart:

Best quarter:  2nd quarter 1997, +11.85%

Worst quarter:  3rd quarter 1998, -10.21%



                                1 Year             5 Years           10 Years
Class A (%)                     1.12               9.09               9.35
-------------------------- ------------------ ------------------ ---------------
-------------------------- ------------------ ------------------ ---------------
Class B (%)                 0.58(15)               9.73(15)           9.80(15)
-------------------------- ------------------ ------------------ ---------------
-------------------------- ------------------ ------------------ ---------------
Class C (%)                 4.45(15)              10.00(15)           9.80(15)
-------------------------- ------------------ ------------------ ---------------
-------------------------- ------------------ ------------------ ---------------
Lehman Index (%)               -2.15               7.61               7.65
-------------------------- ------------------ ------------------ ---------------
-------------------------- ------------------ ------------------ ---------------
S&P Index (%)                  21.03              28.54              18.19
-------------------------- ------------------ ------------------ ---------------
Lipper Average (%)             12.53              16.84              12.27


Performance history (crabbe huson contrarian income fund)
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B, and C shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of expense reduction arrangements, if any.





For period shown in bar chart:

Best quarter:  4th quarter 1991, + 6.09%

Worst quarter:  1st quarter 1996, -2.73%



                                               1 Year       5 Years    10 Years
 Class A (%)                                     -5.40         6.69      6.35
 ------------------------------------------- ------------ ---------------------
 Class B (%)                                     -5.52(20)     7.40(20) .85(20)
 ------------------------------------------- ------------ ------------- -------
 Class C (%)                                     -1.72(20)     7.41(20) .86(20)
 ------------------------------------------- ------------ ------------- -------
 Lehman Index (%)                                -2.15         7.61        7.65
 ------------------------------------------- ------------ ------------- --------
 Lipper Average (%)                              -2.59         6.89        7.29


Under the section "Sales Charges" the first Class B sales charges table is replaced in its entirety by the following two tables:

Purchases of less than $250,000:




                                                          % deducted when
Holding period after purchase                             shares are sold
Through first year                                             5.00
-------------------------------------------- -----------------------------------
-------------------------------------------- -----------------------------------
Through second year                                            4.00
-------------------------------------------- -----------------------------------
Through third year                                             3.00
-------------------------------------------- -----------------------------------
Through fourth year                                            3.00
-------------------------------------------- -----------------------------------
Through fifth year                                             2.00
-------------------------------------------- -----------------------------------
Through sixth year                                             1.00
-------------------------------------------- -----------------------------------
Longer than six years                                          0.00

Commission to financial advisors is 5.00%
Automatic conversion to Class A shares is eight years after purchase.

Purchases of less than $250,000:



                                                          % deducted when
Holding period after purchase                             shares are sold
Through first year                                             5.00
-------------------------------------------- -----------------------------------
-------------------------------------------- -----------------------------------
Through second year                                            4.00
-------------------------------------------- -----------------------------------
Through third year                                             3.00
-------------------------------------------- -----------------------------------
Through fourth year                                            3.00
-------------------------------------------- -----------------------------------
Through fifth year                                             2.00
-------------------------------------------- -----------------------------------
Through sixth year                                             1.00
-------------------------------------------- -----------------------------------
Longer than six years                                          0.00

Commission to financial advisors is 4.00%
Automatic conversion to Class A shares is eight years after purchase. The footnote to the table "Class A Sales Charges" under the sub-caption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.

The following replaces the table called "Purchases Over $1 Million" under the sub-caption SALES CHARGES under the section YOUR ACCOUNT:

Amount purchased  Commission %
First $3 million  1.00
$3 million to less than $5 million  0.80
$5 million to less than $25 million 0.50
$25 million or more        0.25*

* Paid over 12 months but only to the extent the shares remain outstanding.


For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.

Under the section "Sales Charges" the second Class B sales charges table is revised in its entirety as follows:

Purchases of $250,000 to less than $500,000:




                                                          % deducted when
Holding period after purchase                             shares are sold
Through first year                                             3.00
-------------------------------------------- -----------------------------------
-------------------------------------------- -----------------------------------
Through second year                                            2.00
-------------------------------------------- -----------------------------------
-------------------------------------------- -----------------------------------
Through third year                                             1.00
-------------------------------------------- -----------------------------------
Longer than four years                                         0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares is eight years after purchase.

Effective October 23, 2000, the Fund's prospectus was amended to replace the caption How To Exchange Shares in its entirety as follows:

How to Exchange Shares
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



G-36/979C-0900                                                November 7, 2000